Trade and other receivables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	$ 3,323	$ 2,667
Trade notes and accounts receivable	12,576	16,357
Unbilled revenues	1,237	6,786
Other receivables	1,574	2,448
Financial assets	18,710	28,258
Trade and other receivables	15,783	23,157
Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (2,927)	$ (5,101)